Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Mar. 31, 2023
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of prepaid expenses and other current assets, net
	As of March 31,
	2022	2023
	RMB	RMB
Advance to suppliers	40,620	64,827
Input GST/IVA	568	412
Receivables from supply chain service provider	4,829	7,648
Expected return assets	1	1
Other receivables	21,460	24,282
Allowance for doubtful accounts	(1,663)	(1,662)
Prepaid expenses and other current assets, net	65,815	95,508

Schedule of other current assets
	As of March 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of year	4,006	674	1,663
Additions (reversal) for the year	(886)	3,406	—
Written off for the year	(2,446)	(2,359)	—
Foreign currency translation difference	—	(58)	(1)
Balance at the end of year	674	1,663	1,662